Capital Requirements and Restriction on Retained Earnings	12 Months Ended
Dec. 31, 2018
Capital Requirements And Restriction On Retained Earnings [Abstract]
Capital Requirements and Restriction on Retained Earnings

NOTE 19 - CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS

CBI and Civista are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory-and possibly additional discretionary-actions by regulators that, if undertaken, could have a direct material effect on the financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Companies must meet specific capital guidelines that involve quantitative measures of the Companies’ assets, liabilities, and certain off-balance-sheet items as calculated under U.S. GAAP, regulatory reporting requirements, and regulatory capital standards. The Companies’ capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulatory capital standards to ensure capital adequacy require the Companies to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital to risk-weighted assets, common equity Tier 1 capital to total risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2018, that the Companies met all capital adequacy requirements to which they were subject.

NOTE 19 - CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS (Continued)

As of December 31, 2018, and 2017, the most recent notification from the Federal Reserve Bank categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Companies must maintain minimum total risk-based capital, Tier 1 risk-based capital, common equity Tier 1 risk-based capital, and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the institution’s category.

The Company’s and Civista’s actual capital levels and minimum required capital levels at December 31, 2018 and 2017 were as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2018
Total Risk Based Capital
Consolidated	$260,531	16.1%	$129,080	8.0%	n/a	n/a
Civista	228,620	14.2	128,918	8.0	$161,407	10.0%
Tier I Risk Based Capital
Consolidated	246,852	15.3	96,810	6.0	n/a	n/a
Civista	213,922	13.3	96,689	6.0	129,125	8.0
CET1 Risk Based Capital
Consolidated	208,061	12.9	72,608	4.5	n/a	n/a
Civista	203,441	12.6	72,517	4.5	104,914	6.5
Leverage
Consolidated	246,852	12.8	80,788	4.0	n/a	n/a
Civista	213,922	10.6	80,642	4.0	100,802	5.0
2017
Total Risk Based Capital
Consolidated	$200,772	16.6%	$97,025	8.0%	n/a	n/a
Civista	161,394	13.3	96,880	8.0	$121,100	10.0%
Tier I Risk Based Capital
Consolidated	187,638	15.5	72,769	6.0	n/a	n/a
Civista	147,473	12.2	72,660	6.0	96,880	8.0
CET1 Risk Based Capital
Consolidated	140,853	11.6	54,576	4.5	n/a	n/a
Civista	136,760	11.3	54,495	4.5	78,715	6.5
Leverage
Consolidated	187,638	12.7	59,089	4.0	n/a	n/a
Civista	147,473	10.0	59,031	4.0	73,788	5.0

CBI’s primary source of funds for paying dividends to its shareholders and for operating expense is the cash accumulated from dividends received from Civista. Payment of dividends by Civista to CBI is subject to restrictions by Civista’s regulatory agencies. These restrictions generally limit dividends to the current and prior two years retained earnings as defined by the regulations. In addition, dividends may not reduce capital levels below minimum regulatory requirements. At December 31, 2018, Civista had $50,821 of net profits available to pay dividends to CBI without requiring regulatory approval.